Shareholders' Equity - Additional Information 3 (Detail) (EUR €)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Period in which the company can repurchase or cancel cumulative preference shares	20 months
Dividend declared per ordinary share of EUR	€ 0.70